Retirement Plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
U.S. Pension Plans
Change in benefit obligations:
Benefit obligations as of beginning of year	$ 931	$ 819
Service cost	6	5	7
Interest cost	33	35	38
Actuarial (gain) loss	(132)	119
Transfers		0
Benefits and administrative expenses paid	(46)	(47)
Plan settlements, curtailments and special termination benefits		0
Benefit obligations as of end of year	792	931	819
Change in plan assets:
Fair value of plan assets as of beginning of year	623	529
Actual return on plan assets	66	105
Employer contributions	9	36
Acquisitions/divestitures		0
Benefits and administrative expenses paid	(46)	(47)
Fair value of plan assets as of end of year	652	623	529
Funded status	(140)	(308)
Net amount recognized	(140)	(308)
Non-U.S. Pension Plans
Change in benefit obligations:
Benefit obligations as of beginning of year	1,219	1,038
Service cost	8	6	7
Interest cost	50	53	57
Employee contributions	2	2
Actuarial (gain) loss	93	133
Transfers	5	5
Benefits and administrative expenses paid	(54)	(46)
Plan settlements, curtailments and special termination benefits	(2)	0
Currency translation	6	28
Benefit obligations as of end of year	1,327	1,219	1,038
Change in plan assets:
Fair value of plan assets as of beginning of year	1,016	877
Actual return on plan assets	114	103
Employer contributions	41	45
Employee contributions	2	2
Acquisitions/divestitures	1	6
Benefits and administrative expenses paid	(54)	(46)
Currency translation	1	29
Fair value of plan assets as of end of year	1,119	1,016	877
Funded status	(208)	(203)
Net amount recognized	$ (208)	$ (203)